S000037667 [Member] Shareholder Fees - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)